Related-Party Transactions	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Related-Party Transactions
48	RELATED-PARTY TRANSACTIONS
Transactions with Related Parties
The Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the Group and its related parties are conducted on substantially the same terms as third-party transactions.
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2026	2025

	(In millions)
Assets:
Loans and advances	¥2,586,503	¥2,087,961
Others	31,800	136,162

Liabilities:
Deposits	¥552,285	¥325,665
Others	54,358	74,475

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥102,228	¥97,311	¥101,016
Expense (interest expense and others)	49,497	94,521	59,968

Financial

guarantees issued by the Group for its associates at March 31, 2026 and 2025 were ¥313,115 million and ¥482,991 million, respectively.
Loan commitments to associates and joint ventures at March 31, 2026 and 2025 were ¥
1,297,512
 million and ¥
1,195,073
 million, respectively.
Transactions with key management personnel and their close family members
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly. The Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.”

	At March 31,
	2026	2025

	(In millions)
Assets:
Loans and advances	¥442	¥734

Liabilities:
Deposits	¥2,482	¥2,680
Others	55	156
Compensation of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2026	2025	2024
	(In millions)
Short-term employee benefits	¥1,511	¥1,450	¥1,693
Share-based compensation	752	615	868
The details of the share-based compensation plan are described in Note 41 “Share-Based Payment.”
There were no post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2026, 2025 and 2024.